Note 6 - Income Taxes	12 Months Ended
Dec. 31, 2024
Notes to Financial Statements
Income Tax Disclosure [Text Block]
6.	Income Taxes

The provision for income taxes consisted of the following for the years ended December 31 (dollars in thousands):

	2024	2023
Current tax benefit	$-	$(7)
Deferred tax expense (benefit)	(27)	30
Total	$(27)	$23

The net deferred tax liability, as reflected in the accompanying statements of financial condition, includes the following components as of December 31 (dollars in thousands):

	2024	2023
Deferred Tax Assets
Allowance for credit loss and other	$39	$42
Net operating loss carryforward	25	-
Total deferred tax assets	64	42

Deferred Tax Liabilities
Depreciation	19	30
Federal Home Loan Bank stock	35	31
Deferred loan cost/fees	31	29

Total deferred tax liabilities	85	90

Net deferred tax liability	$(21)	$(48)

The provision for federal income taxes differs from that computed at the statutory 21% corporate tax rate, was as follows for the years ended December 31:

	For the Years ended December 31,
	2024	Effective Rate	2023	Effective Rate
Income tax expense (benefit) at Statutory rate	$(26,699)	21.0%	$22,857	21.0%
Other	(278)	0.2%	360	0.3%

Net	$(26,977)	21.2%	$23,217	21.3%

Included in retained earnings at December 31, 2024 and 2023 is approximately $980,000 in bad debt reserves for which no deferred federal income tax liability has been recorded. These amounts represent allocations of income to bad debt deductions for tax purposes only. Reduction of these reserves for purposes other than tax bad debt losses or adjustments arising from the carryback of net operating losses would create income for tax purposes only, which would be subject to the then current income tax rate.

The unrecorded deferred income tax liability on the above amount was approximately $206,000 as of December 31, 2024 and 2023.